Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002144230
Registrant Name	Criteo Holdings, Inc.
Registration File Number	333-298014
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES